CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income (loss)	$ (7,654,862)	$ 11,923,199	$ 12,583,381
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,443,449	7,691,043	2,941,175
Loss on disposal of property and equipment	(37,099)	5,037	72,188
Provision of bad debt	222,007	45,857	266,252
Impairment loss on cost method investment		1,509,912	1,500,000
Impairment loss on goodwill	20,255,242	2,998,317
Impairment loss on intangible assets	3,927	5,730,579
Change in fair value of contingent consideration for business acquisition	3,729,513	(10,894,533)
Share-based compensation	4,579,522	5,000,256	4,211,530
Loss on extinguishment of debt upon prepayment of convertible senior note	1,567,472
Amortization of the debt discount	294,543	585,627	299,813
Changes in operating assets and liabilities
Accounts receivable	2,902,691	4,855,600	(8,960,860)
Prepaid expenses and other current assets	3,748,469	(337,872)	(1,422,058)
Rental deposits	98,928	78,309	(71,903)
Trading securities	(8,339,291)	81,617	(100,617)
Accounts payable	4,780,428	(3,850,530)	2,469,397
Deferred revenue	1,347,963	2,529,804
Accrued expenses and other liabilities	760,161	(5,498,911)	878,723
Income tax payable	730,690	3,560,300	622,111
Net cash provided by operating activities	33,433,753	26,013,611	15,289,132
Investing activities
Purchases of subsidiaries, net of cash acquired $419,215 and $2,145,792 in 2009 and 2010, respectively		(8,603,609)	(6,686,930)
Loans to third party	(21,227,812)
Held-to-maturity securities	(17,203,826)
Purchase of property and equipment	(1,890,271)	(1,717,930)	(1,599,477)
Proceeds from disposal of property and equipment	37,099	6,676	3,804
Net cash used in investing activities	(40,284,810)	(10,314,863)	(8,282,603)
Financing activities
Payment of contingent consideration for acquisition of business	(14,578,427)	(1,163,064)
Repurchase of ordinary shares	(2,748,579)		(11,108,039)
Proceeds from exercise of employee stock options	302,075	386,524	466,890
Proceeds from issuance of convertible senior note			6,775,400
Prepayment of convertible senior note	(9,310,000)
Net cash used in financing activities	(26,334,931)	(776,540)	(3,865,749)
Effect of foreign exchange rate changes	5,526,757	2,959,028	94,471
Net increase (decrease) in cash and cash equivalents	(27,659,231)	17,881,236	3,235,251
Cash and cash equivalents, beginning of year	157,170,761	139,289,525	136,054,274
Cash and cash equivalents, end of year	129,511,530	157,170,761	139,289,525
Supplemental disclosures of cash flow information
Income taxes paid	2,561,368	3,053,601	5,180,013
Interest paid	358,632	508,155	155,081
Non-cash investing and financing activities:
Acquisition consideration payable			1,250,000
Contingent consideration in connection with business acquisition		40,155,908
Ordinary shares to be issued for business acquisitions			1,325,917
Ordinary shares issued for business acquisitions	$ 29,220,543	$ 14,545,600	$ 373,001